Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Liabilities [abstract]
Summary of Other Financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for Purchase to be Settled	40,687,409	39,420,903
Collections and Other Transactions on Behalf of Third Parties	312,509,170	309,693,165
Obligations for Purchase Financing	2,652,610,709	1,764,919,820
Creditors for Purchase of Foreign Currency to be Settled	68,317,523	86,230,411
Accrued Fees Payable	20,123,867	23,913,627
Sundry Items Subject to Minimum Cash	86,024,265	40,434,639
Sundry Items not Subject to Minimum Cash	534,253,053	656,040,437
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	12,960,294	16,102,217
Cash or equivalents for purchases or cash sales to be settled	7,846,832	915,524
Lease Liabilities	58,318,566	69,652,452
Other Financial Liabilities(*)	74,461,305	3,133,392
Total	3,868,112,993	3,010,456,587
(*) Includes the PCE of contingent commitments and revocable agreed-upon current account advances.